Stockholders' Equity - Summary of Preferred and Common Stock (Parenthetical) (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Series B 7.5% Fixed Non-Cumulative Perpetual Preferred Stock
Class Of Stock [Line Items]
Preferred stock, dividend rate, percentage	7.50%	7.50%	7.50%